UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21484
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2010
DATE OF REPORTING PERIOD: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

Calamos Strategic Total Return Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (38.0%)
		Consumer Discretionary (6.9%)
15,090,000		DISH Network Corp. 7.125%, 02/01/16	$15,580,425
14,603,000		General Motors Corp. 7.200%, 01/15/11	5,038,035
16,550,000		Hanesbrands, Inc.‡ 4.121%, 12/15/14	15,805,250
7,009,000		Jarden Corp. 7.500%, 05/01/17	7,236,792
3,157,000		Kellwood Company 7.625%, 10/15/17	1,846,845
4,868,000		Liberty Media Corp. 8.250%, 02/01/30	4,551,580
3,407,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	3,253,685
6,328,000		Mandalay Resort Group 7.625%, 07/15/13	5,473,720
4,756,000		MGM Resorts International 7.500%, 06/01/16	3,971,260
7,204,000		NetFlix, Inc. 8.500%, 11/15/17	7,852,360
287,000		Phillips-Van Heusen Corp. 7.375%, 05/15/20	300,633
		Royal Caribbean Cruises, Ltd.
12,656,000		7.500%, 10/15/27	11,327,120
4,478,000		7.250%, 06/15/16~	4,545,170
8,762,000		Service Corp. International~ 6.750%, 04/01/16	8,893,430
2,434,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	3,551,958
1,704,000		Wynn Las Vegas, LLC*† 7.750%, 08/15/20	1,735,950

			100,964,213

		Consumer Staples (2.5%)
11,439,000		Chiquita Brands International, Inc. 7.500%, 11/01/14	11,453,299
1,329,000		Del Monte Foods Company 7.500%, 10/15/19	1,407,079
8,762,000		NBTY, Inc. 7.125%, 10/01/15	9,112,480
14,603,000		Smithfield Foods, Inc. 7.750%, 07/01/17	14,329,194
258,000		TreeHouse Foods, Inc. 7.750%, 03/01/18	273,157

			36,575,209

		Energy (5.2%)
2,468,000		Berry Petroleum Company 8.250%, 11/01/16	2,498,850
3,213,000		Complete Production Services, Inc.µ 8.000%, 12/15/16	3,269,228
7,788,000		Comstock Resources, Inc. 8.375%, 10/15/17	8,060,580
5,354,000		Concho Resources, Inc.µ 8.625%, 10/01/17	5,608,315
657,000		Continental Resources, Inc.*µ 7.375%, 10/01/20	670,140
1,947,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	1,971,338
974,000		Frontier Oil Corp. 8.500%, 09/15/16	998,350
2,921,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	2,906,395
1,012,000		Holly Corp. 9.875%, 06/15/17	1,058,805
		Mariner Energy, Inc.
6,815,000		8.000%, 05/15/17	7,530,575
2,921,000		11.750%, 06/30/16	3,695,065
4,868,000		Petrohawk Energy Corp. 7.125%, 04/01/12	4,922,765
2,921,000		Pride International, Inc. 8.500%, 06/15/19	3,278,822
4,868,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	4,892,340
		Swift Energy Company
7,788,000		8.875%, 01/15/20	7,982,700
2,921,000		7.125%, 06/01/17	2,818,765
6,308,000		Whiting Petroleum Corp. 7.250%, 05/01/12	6,363,195
7,586,000		Williams Companies, Inc. 7.750%, 06/15/31	8,753,455

			77,279,683

		Financials (6.3%)
41,862,000		Ford Motor Credit Company, LLC 9.875%, 08/10/11	44,172,322
16,200,000		Leucadia National Corp. 8.125%, 09/15/15	16,929,000
17,524,000		Nuveen Investments, Inc. 10.500%, 11/15/15	17,304,950
3,407,000		OMEGA Healthcare Investors, Inc.* 7.500%, 02/15/20	3,551,798
10,222,000		Senior Housing Properties Trust 8.625%, 01/15/12	10,771,432

			92,729,502

		Health Care (3.3%)
2,190,000		Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	2,228,325
4,868,000		Community Health Systems, Inc. 8.875%, 07/15/15	5,111,400
		Mylan, Inc.*
4,868,000		7.875%, 07/15/20	5,233,100
4,055,000		7.625%, 07/15/17	4,328,712
4,391,000		Omnicare, Inc. 7.750%, 06/01/20	4,698,370
3,894,000		Psychiatric Solutions, Inc. 7.750%, 07/15/15	4,040,025
3,894,000		Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	4,205,520

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

15,577,000	Valeant Pharmaceuticals International* 7.625%, 03/15/20	$18,614,515

		48,459,967

	Industrials (2.9%)
3,894,000	BE Aerospace, Inc. 8.500%, 07/01/18	4,244,460
2,190,000	Belden, Inc.µ 7.000%, 03/15/17	2,200,950
4,868,000	Gardner Denver, Inc. 8.000%, 05/01/13	4,947,105
4,410,000	H&E Equipment Services, Inc. 8.375%, 07/15/16	4,261,162
	Oshkosh Corp.
2,336,000	8.500%, 03/01/20	2,458,640
1,343,000	8.250%, 03/01/17	1,410,150
4,868,000	Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	4,928,850
3,368,000	SPX Corp. 7.625%, 12/15/14	3,544,820
1,947,000	Terex Corp. 8.000%, 11/15/17	1,898,325
5,598,000	Trinity Industries, Inc. 6.500%, 03/15/14	5,674,972
2,667,000	Triumph Group, Inc. 8.000%, 11/15/17	2,660,333
4,868,000	WESCO Distribution, Inc. 7.500%, 10/15/17	4,892,340

		43,122,107

	Information Technology (3.9%)
	Advanced Micro Devices, Inc.
5,841,000	7.750%, 08/01/20*†	5,928,615
4,196,000	8.125%, 12/15/17	4,426,780
	Amkor Technology, Inc.
15,577,000	9.250%, 06/01/16	16,667,390
2,921,000	7.375%, 05/01/18*	2,957,513
4,089,000	Equinix, Inc.µ 8.125%, 03/01/18	4,283,227
	Fidelity National Information Services, Inc.*
876,000	7.875%, 07/15/20	919,800
818,000	7.625%, 07/15/17	854,810
6,328,000	Freescale Semiconductor, Inc. 8.875%, 12/15/14	6,138,160
4,868,000	Jabil Circuit, Inc. 8.250%, 03/15/18	5,330,460
1,947,000	Lexmark International, Inc. 6.650%, 06/01/18	2,148,184
7,204,000	Xerox Corp. 8.000%, 02/01/27	7,287,595

		56,942,534

	Materials (2.8%)
1,947,000	Allegheny Ludlum Corp. 6.950%, 12/15/25	1,891,608
2,631,000	Nalco Holding Company 8.250%, 05/15/17	2,841,480
2,960,000	Silgan Holdings, Inc. 7.250%, 08/15/16	3,063,600
	Steel Dynamics, Inc.
6,007,000	7.750%, 04/15/16	6,277,315
1,363,000	7.625%, 03/15/20*	1,402,186
	Union Carbide Corp.~
10,660,000	7.875%, 04/01/23	10,788,038
8,421,000	7.500%, 06/01/25	8,355,215
7,155,000	Westlake Chemical Corp. 6.625%, 01/15/16	7,119,225

		41,738,667

	Telecommunication Services (3.6%)
17,232,000	Frontier Communications Corp.µ 9.000%, 08/15/31	17,748,960
8,762,000	Leap Wireless International, Inc. 9.375%, 11/01/14	9,101,527
3,699,000	New Communications Holdings, Inc.* 8.250%, 04/15/17	3,967,177
14,145,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	13,720,650
4,868,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	4,941,020
2,921,000	Windstream Corp. 8.625%, 08/01/16	3,059,748

		52,539,082

	Utilities (0.6%)
13,629,000	Energy Future Holdings Corp.~ 10.250%, 11/01/15	9,199,575

	TOTAL CORPORATE BONDS (Cost $564,294,283)	559,550,539

CONVERTIBLE BONDS (12.2%)
	Consumer Discretionary (1.5%)
7,000,000	General Motors Corp. - Series C 6.250%, 07/15/33	2,167,900
15,000,000	Liberty Media Corp. (Time Warner, Inc.)§ 3.125%, 03/30/23	16,518,750
5,680,000	Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	3,606,800

		22,293,450

	Energy (0.6%)
8,290,000	SM Energy Company 3.500%, 04/01/27	8,818,488

	Financials (0.9%)
13,020,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	12,954,900

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Industrials (2.7%)
25,597,000		L-3 Communications Holdings, Inc. 3.000%, 08/01/35	$25,692,989
18,000,000		Trinity Industries, Inc. 3.875%, 06/01/36	14,872,500

			40,565,489

		Information Technology (5.9%)
3,250,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	5,576,588
16,000,000		Euronet Worldwide, Inc. 3.500%, 10/15/25	15,460,000
31,500,000		Intel Corp.µ 2.950%, 12/15/35	31,381,875
33,900,000		Linear Technology Corp. 3.000%, 05/01/27	34,493,250

			86,911,713

		Materials (0.6%)
5,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	5,620,195
2,000,000		Newmont Mining Corp.µ 3.000%, 02/15/12	2,612,500

			8,232,695

		TOTAL CONVERTIBLE BONDS (Cost $195,098,821)	179,776,735

U.S. GOVERNMENT AND AGENCY SECURITIES (1.3%)
		United States Treasury Note~
12,802,000		1.500%, 10/31/10	12,844,515
6,669,000		0.875%, 02/28/11	6,694,789

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $19,533,087)	19,539,304

SOVEREIGN BOND (1.3%)
3,359,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12 (Cost $19,528,095)	18,872,603

SYNTHETIC CONVERTIBLE SECURITIES (1.3%)
Corporate Bonds (1.0%)
		Consumer Discretionary (0.2%)
410,000		DISH Network Corp. 7.125%, 02/01/16	423,325
397,000		General Motors Corp. 7.200%, 01/15/11	136,965
450,000		Hanesbrands, Inc.‡ 4.121%, 12/15/14	429,750
191,000		Jarden Corp. 7.500%, 05/01/17	197,207
86,000		Kellwood Company 7.625%, 10/15/17	50,310
132,000		Liberty Media Corp. 8.250%, 02/01/30	123,420
93,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	88,815
172,000		Mandalay Resort Group 7.625%, 07/15/13	148,780
129,000		MGM Resorts International 7.500%, 06/01/16	107,715
196,000		NetFlix, Inc. 8.500%, 11/15/17	213,640
8,000		Phillips-Van Heusen Corp. 7.375%, 05/15/20	8,380
		Royal Caribbean Cruises, Ltd.
344,000		7.500%, 10/15/27	307,880
122,000		7.250%, 06/15/16~	123,830
238,000		Service Corp. International~ 6.750%, 04/01/16	241,570
66,000	GBP	Warner Music Group Corp.
		8.125%, 04/15/14	96,314
46,000		Wynn Las Vegas, LLC*† 7.750%, 08/15/20	46,863

			2,744,764

		Consumer Staples (0.1%)
311,000		Chiquita Brands International, Inc. 7.500%, 11/01/14	311,389
36,000		Del Monte Foods Company 7.500%, 10/15/19	38,115
238,000		NBTY, Inc. 7.125%, 10/01/15	247,520
397,000		Smithfield Foods, Inc. 7.750%, 07/01/17	389,556
7,000		TreeHouse Foods, Inc. 7.750%, 03/01/18	7,411

			993,991

		Energy (0.1%)
67,000		Berry Petroleum Company 8.250%, 11/01/16	67,838
87,000		Complete Production Services, Inc.µ 8.000%, 12/15/16	88,522
212,000		Comstock Resources, Inc. 8.375%, 10/15/17	219,420
146,000		Concho Resources, Inc.µ 8.625%, 10/01/17	152,935
18,000		Continental Resources, Inc.*µ 7.375%, 10/01/20	18,360
53,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	53,663
26,000		Frontier Oil Corp. 8.500%, 09/15/16	26,650
79,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	78,605
28,000		Holly Corp. 9.875%, 06/15/17	29,295
		Mariner Energy, Inc.
185,000		8.000%, 05/15/17	204,425
79,000		11.750%, 06/30/16	99,935
132,000		Petrohawk Energy Corp. 7.125%, 04/01/12	133,485

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

79,000	Pride International, Inc. 8.500%, 06/15/19	$88,677
132,000	Superior Energy Services, Inc.µ 6.875%, 06/01/14	132,660
	Swift Energy Company
212,000	8.875%, 01/15/20	217,300
79,000	7.125%, 06/01/17	76,235
172,000	Whiting Petroleum Corp. 7.250%, 05/01/12	173,505
206,000	Williams Companies, Inc. 7.750%, 06/15/31	237,703

		2,099,213

	Financials (0.1%)
1,138,000	Ford Motor Credit Company, LLC 9.875%, 08/10/11	1,200,805
440,000	Leucadia National Corp. 8.125%, 09/15/15	459,800
476,000	Nuveen Investments, Inc. 10.500%, 11/15/15	470,050
93,000	OMEGA Healthcare Investors, Inc.* 7.500%, 02/15/20	96,953
278,000	Senior Housing Properties Trust 8.625%, 01/15/12	292,942

		2,520,550

	Health Care (0.1%)
60,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	61,050
132,000	Community Health Systems, Inc. 8.875%, 07/15/15	138,600
	Mylan, Inc.*
132,000	7.875%, 07/15/20	141,900
110,000	7.625%, 07/15/17	117,425
119,000	Omnicare, Inc. 7.750%, 06/01/20	127,330
106,000	Psychiatric Solutions, Inc. 7.750%, 07/15/15	109,975
106,000	Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	114,480
423,000	Valeant Pharmaceuticals International* 7.625%, 03/15/20	505,485

		1,316,245

	Industrials (0.1%)
106,000	BE Aerospace, Inc. 8.500%, 07/01/18	115,540
60,000	Belden, Inc.µ 7.000%, 03/15/17	60,300
132,000	Gardner Denver, Inc. 8.000%, 05/01/13	134,145
120,000	H&E Equipment Services, Inc. 8.375%, 07/15/16	115,950
	Oshkosh Corp.
64,000	8.500%, 03/01/20	67,360
37,000	8.250%, 03/01/17	38,850
132,000	Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	133,650
92,000	SPX Corp. 7.625%, 12/15/14	96,830
53,000	Terex Corp. 8.000%, 11/15/17	51,675
152,000	Trinity Industries, Inc. 6.500%, 03/15/14	154,090
73,000	Triumph Group, Inc. 8.000%, 11/15/17	72,818
132,000	WESCO Distribution, Inc. 7.500%, 10/15/17	132,660

		1,173,868

	Information Technology (0.1%)
	Advanced Micro Devices, Inc.
159,000	7.750%, 08/01/20*†	161,385
114,000	8.125%, 12/15/17	120,270
	Amkor Technology, Inc.
423,000	9.250%, 06/01/16	452,610
79,000	7.375%, 05/01/18*	79,988
111,000	Equinix, Inc.µ 8.125%, 03/01/18	116,273
	Fidelity National Information Services, Inc.*
24,000	7.875%, 07/15/20	25,200
22,000	7.625%, 07/15/17	22,990
172,000	Freescale Semiconductor, Inc. 8.875%, 12/15/14	166,840
132,000	Jabil Circuit, Inc. 8.250%, 03/15/18	144,540
53,000	Lexmark International, Inc. 6.650%, 06/01/18	58,476
196,000	Xerox Corp. 8.000%, 02/01/27	198,274

		1,546,846

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Materials (0.1%)
53,000		Allegheny Ludlum Corp. 6.950%, 12/15/25	$51,492
72,000		Nalco Holding Company 8.250%, 05/15/17	77,760
80,000		Silgan Holdings, Inc. 7.250%, 08/15/16	82,800
		Steel Dynamics, Inc.
163,000		7.750%, 04/15/16	170,335
37,000		7.625%, 03/15/20*	38,064
		Union Carbide Corp.~
290,000		7.875%, 04/01/23	293,483
229,000		7.500%, 06/01/25	227,211
195,000		Westlake Chemical Corp. 6.625%, 01/15/16	194,025

			1,135,170

		Telecommunication Services (0.1%)
468,000		Frontier Communications Corp.µ 9.000%, 08/15/31	482,040
238,000		Leap Wireless International, Inc. 9.375%, 11/01/14	247,222
101,000		New Communications Holdings, Inc.* 8.250%, 04/15/17	108,322
385,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	373,450
132,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	133,980
79,000		Windstream Corp. 8.625%, 08/01/16	82,753

			1,427,767

		Utilities (0.0%)
371,000		Energy Future Holdings Corp.~ 10.250%, 11/01/15	250,425

		TOTAL CORPORATE BONDS	15,208,839

U.S. Government and Agency Securities (0.1%)
		United States Treasury Note~
348,000		1.500%, 10/31/10	349,156
181,000		0.875%, 02/28/11	181,700

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	530,856

Sovereign Bond (0.0%)
91,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	511,285

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.2%)#
		Information Technology (0.2%)
335		Apple, Inc. Call, 01/21/12, Strike $210.00	$2,526,737
190		MasterCard, Inc. Call, 01/21/12, Strike $250.00	342,000

		TOTAL PURCHASED OPTIONS	2,868,737

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $19,152,151)	19,119,717

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.3%)
		Consumer Staples (1.8%)
470,000		Archer-Daniels-Midland Companyµ 6.250%	18,052,700
18,000		Bunge, Ltd. 5.125%	9,000,000

			27,052,700

		Energy (1.1%)
295,000		Apache Corp. 6.000%	16,151,250

		Financials (3.5%)
425,000		American International Group, Inc. 8.500%	3,281,000
43,000		Bank of America Corp.µ 7.250%	39,560,000
14,000		SLM Corp. 7.250%	8,861,580

			51,702,580

		Materials (0.9%)
159,400		Vale, SAµ 6.750%	12,780,706

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $158,364,010)	107,687,236

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (6.0%)+*
		Consumer Discretionary (0.7%)
42,300		Credit Suisse Group (Priceline.com, Inc.) 11.000%, 10/19/10	9,494,658

		Energy (2.2%)
267,500		BNP Paribas, SA (ENSCO, PLC) 11.000%, 11/22/10	11,438,300
112,900		Deutsche Bank, AG (Apache Corp.) 12.000%, 12/21/10	10,585,504

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
UNITS			VALUE

170,000		JPMorgan Chase & Company (Devon Energy Corp.) 12.000%, 02/02/11	$10,568,900

			32,592,704

		Information Technology (1.7%)
150,000		Barclays Capital, Inc. (Lexmark International, Inc.) 11.000%, 11/12/10	5,455,500
307,200		Deutsche Bank, AG (SanDisk Corp.) 12.000%, 01/24/11	13,329,408
501,300		Deutsche Bank, AG (Seagate Technology) 11.000%, 08/31/10	6,351,471

			25,136,379

		Materials (1.4%)
262,000		Credit Suisse Group (Barrick Gold Corp.) 11.000%, 11/16/10	10,723,660
239,000		Goldman Sachs Group, Inc. (Goldcorp, Inc.) 12.000%, 07/20/11	9,748,810

			20,472,470

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $92,737,623)	87,696,211

NUMBER OF
SHARES			VALUE

COMMON STOCKS (68.4%)
		Consumer Discretionary (3.7%)
100,000		Amazon.com, Inc.µ#	11,789,000
800,000		Carnival Corp.µ	27,744,000
300,000		CBS Corp.µ	4,434,000
400,000		Harley-Davidson, Inc.µ	10,892,000

			54,859,000

		Consumer Staples (7.5%)
1,275,000		Coca-Cola Companyµ	70,265,250
600,000	GBP	Diageo, PLC	10,412,647
250,000		Kimberly-Clark Corp.µ	16,030,000
450,000		Sysco Corp.µ	13,936,500

			110,644,397

		Energy (12.1%)
800,000		BP, PLCµ	30,776,000
665,000		Chevron Corp.µ	50,679,650
6,500,000	HKD	CNOOC, Ltd.	10,954,978
775,000		ConocoPhillipsµ	42,795,500
100,000		Diamond Offshore Drilling, Inc.	5,949,000
575,000		Marathon Oil Corp.µ	19,233,750
400,000	BRL	Petróleo Brasileiro, SA	7,286,787
50,000	EUR	Technip, SA	3,328,424
150,000	EUR	TOTAL, SA	7,572,231

			178,576,320

		Financials (3.8%)
500,000		Bank of America Corp.µ	7,020,000
1,727,457		Citigroup, Inc.µ#	7,082,574
600,000		JPMorgan Chase & Companyµ	24,168,000
158,074		Lincoln National Corp.	4,116,247
271,950		MetLife, Inc.µ	11,438,217
71,676		Wells Fargo & Companyµ	1,987,575

			55,812,613

		Health Care (15.4%)
925,000		Bristol-Myers Squibb Companyµ	23,051,000
300,000		Eli Lilly and Companyµ	10,680,000
945,000		Johnson & Johnsonµ	54,895,050
2,559,134		Merck & Company, Inc.µ	88,187,758
3,300,000		Pfizer, Inc.µ	49,500,000

			226,313,808

		Industrials (9.1%)
312,192		Avery Dennison Corp.µ	11,192,083
230,000		Boeing Companyµ	15,672,200
85,000		Eaton Corp.µ	6,669,100
3,135,000		General Electric Companyµ	50,536,200
480,000		Honeywell International, Inc.µ	20,572,800
450,000		Masco Corp.	4,626,000
335,000		United Technologies Corp.µ	23,818,500

			133,086,883

		Information Technology (9.8%)
600,000		eBay, Inc.µ#	12,546,000
1,787,000		Intel Corp.µ	36,812,200
651,299	TWD	MediaTek, Inc.	8,819,602
1,625,000		Microsoft Corp.µ	41,941,250
300,000		Nintendo Company, Ltd.µ	10,454,640
2,200,000		Nokia Corp.µ	20,922,000
325,000		QUALCOMM, Inc.µ	12,376,000

			143,871,692

		Materials (2.9%)
400,000		Dow Chemical Companyµ	10,932,000
432,054		Freeport-McMoRan Copper & Gold, Inc.	30,909,143

			41,841,143

		Telecommunication Services (4.1%)
1,225,000		AT&T, Inc.µ	31,776,500
450,000	EUR	France Telecom, SA	9,412,028
153,385		Frontier Communications Corp.	1,171,861

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

639,000	Verizon Communications, Inc.µ	$18,569,340

		60,929,729

	TOTAL COMMON STOCKS (Cost $1,375,763,299)	1,005,935,585

SHORT TERM INVESTMENT (1.2%)
17,694,267	Fidelity Prime Money Market Fund - Institutional Class (Cost $17,694,267)	17,694,267

TOTAL INVESTMENTS (137.0%) (Cost $2,462,165,636)		2,015,872,197

LIABILITIES, LESS OTHER ASSETS (-37.0%)		(543,999,503)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$1,471,872,694

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2010.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $100,859,848 or 6.9% of net assets applicable to common shareholders.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities aggregate a total value of $61,974,605.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $993,229,480. $518,846,804 of the collateral has been re-registered by the counterparty.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	$108,100,000	$(2,733,508)

BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	90,000,000	(4,409,501)

BNP Paribas, SA	2.9700% quarterly	3 month LIBOR	07/03/14	75,000,000	(4,821,051)

BNP Paribas, SA	2.0200% quarterly	3 month LIBOR	03/09/12	60,000,000	(1,512,768)

BNP Paribas, SA	3.3550% quarterly	3 month LIBOR	06/09/14	60,000,000	(4,883,664)

BNP Paribas, SA	2.1350% quarterly	3 month LIBOR	07/03/12	52,000,000	(1,515,128)

BNP Paribas, SA	2.4700% quarterly	3 month LIBOR	06/11/12	40,000,000	(1,466,159)

					$(21,341,779)

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests primarily in common and preferred stocks and income producing securities such as investment grade and below grade debt securities.

Fund Valuation. The valuation of the Fund’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities and certain convertible preferred securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of such fixed income securities and certain convertible preferred securities consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2010.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward currency contracts at July 31, 2010.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2010. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows:

Cost basis of Investments	$2,560,922,105

Gross unrealized appreciation	41,156,569
Gross unrealized depreciation	(586,206,477)

Net unrealized appreciation (depreciation)	$(545,049,908)

NOTE 3 – BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to an initial limit of $1,080,000,000 and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. For the period ended July 31, 2010, the average borrowings under the Agreement and the average interest rate were $539,000,000 and 1.31%, respectively. As of July 31, 2010, the amount of such outstanding borrowings is $539,000,000. The interest rate applicable to the borrowings on July 31, 2010 was 1.42%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows

Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair value of such Lent Securities against the Current Borrowings.

NOTE 4 – INTEREST RATE SWAPS

The Fund has engaged in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, a Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 – SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 – WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 8 – VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 assets and liabilities use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 assets and liabilities reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 assets and liabilities are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices
Common Stocks	$955,435,675	$—
Convertible Preferred Stocks	73,674,406	—
Synthetic Convertible Securities (Purchased Options)	2,868,737	—
Short Term Investment	17,694,267	—
Level 2 – Other significant observable inputs
Common Stocks	50,499,910	—
Convertible Bonds	179,776,735	—
Corporate Bonds	559,550,539	—
U.S. Government and Agency Securities	19,539,304	—
Sovereign Bond	18,872,603	—
Convertible Preferred Stocks	34,012,830	—
Synthetic Convertible Securities (Corporate Bonds, U.S. Government and Agency Securities, Sovereign Bond)	16,250,980	—
Structured Equity-Linked Securities	87,696,211	—
Interest Rate Swaps	—	(21,341,779)

Total	$2,015,872,197	$(21,341,779)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2010

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 21, 2010